Investment in Direct Financing Leases	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Investment in Direct Financing Leases
7. Investment in Direct Financing Leases
Included in finance revenues in the consolidated statements of income is direct financing leases revenues of ¥58,246 million for fiscal 2019.

Gains and losses from the disposition of direct financing lease assets, which were included in finance revenues, were not material for fiscal 2019.
For further information about net investment in leases for fiscal 2020 and 2021, see Note 6 of “Leases.”